UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cyrus Capital Partners, L.P.
Address: 399 Park Avenue, 39th Floor
         New York, NY  10022

13F File Number:  028-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jennifer M. Pulick
Title:     Chief Compliance Officer
Phone:     212-380-5821

Signature, Place, and Date of Signing:

 /s/ Jennifer M. Pulick     New York, NY     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $504,240 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHEMTURA CORP                  COM NEW          163893209    73454  4325954 SH       SOLE                  4325954        0        0
CIT GROUP INC                  COM NEW          125581801    92795  2250122 SH       SOLE                  2250122        0        0
COTT CORP QUE                  COM              22163N106     2980   452210 SH       SOLE                   452210        0        0
DYNEGY INC DEL                 COM              26817G300     2254  4026000 SH       SOLE                  4026000        0        0
ENDEAVOUR INTL CORP            COM NEW          29259G200    26478  2234417 SH       SOLE                  2234417        0        0
EXCO RESOURCES INC             COM              269279402    45887  6921223 SH       SOLE                  6921223        0        0
FERRO CORP                     COM              315405100     1663   280000 SH       SOLE                   280000        0        0
FIRST BANCORP P R              COM NEW          318672706    26360  5991000 SH       SOLE                  5991000        0        0
GAMESTOP CORP NEW              CL A             36467W109     1092    50000 SH       SOLE                    50000        0        0
GRAFTECH INTL LTD              COM              384313102     1194   100000 SH       SOLE                   100000        0        0
GRAPHIC PACKAGING HLDG CO      COM              388689101     2528   457976 SH       SOLE                   457976        0        0
HOMESTREET INC                 COM              43785V102     3625   130400 SH       SOLE                   130400        0        0
INTERFACE INC                  CL A             458665106     1604   115000 SH       SOLE                   115000        0        0
JAGUAR MNG INC                 COM              47009M103     4010   858700 SH       SOLE                   858700        0        0
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105     3732   113122 SH       SOLE                   113122        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     1486    30000 SH       SOLE                    30000        0        0
MEADWESTVACO CORP              COM              583334107     4107   130000 SH       SOLE                   130000        0        0
MONSTER WORLDWIDE INC          COM              611742107     4680   480000 SH       SOLE                   480000        0        0
MOTRICITY INC                  COM              620107102      412   374400 SH       SOLE                   374400        0        0
NATIONAL CINEMEDIA INC         COM              635309107      -24   241500 SH       SOLE                   241500        0        0
OFFICIAL PMTS HLDGS INC        COM              67623R106     1015   200194 SH       SOLE                   200194        0        0
PENTAIR INC                    COM              709631105      238     5000 SH       SOLE                     5000        0        0
POLYPORE INTL INC              COM              73179V103     2535    72100 SH       SOLE                    72100        0        0
REALD INC                      COM              75604L105     3634   269150 SH       SOLE                   269150        0        0
REGAL ENTMT GROUP              CL A             758766109       -1    71912 SH       SOLE                    71912        0        0
SEALED AIR CORP NEW            COM              81211K100     3765   195000 SH       SOLE                   195000        0        0
SELECT COMFORT CORP            COM              81616X103     1935    59731 SH       SOLE                    59731        0        0
SEMGROUP CORP                  CL A             81663A105    20594   706700 SH       SOLE                   706700        0        0
SPECTRUM BRANDS HLDGS INC      COM              84763R101    36803  1052735 SH       SOLE                  1052735        0        0
STERLING FINL CORP WASH        COM NEW          859319303    42604  2040426 SH       SOLE                  2040426        0        0
SUFFOLK BANCORP                COM              864739107     1200    92349 SH       SOLE                    92349        0        0
VISTEON CORP                   COM NEW          92839U206    83636  1578027 SH       SOLE                  1578027        0        0
WABASH NATL CORP               COM              929566107     2472   238800 SH       SOLE                   238800        0        0
YRC WORLDWIDE INC              COM PAR $.01     984249607     3493   527068 SH       SOLE                   527068        0        0
YRC WORLDWIDE INC              NOTE 10.000% 3/3 984249AB8          10701705 PRN      SOLE                 10701705        0        0
YRC WORLDWIDE INC              NOTE 10.000% 3/3 984249AC6          13360552 PRN      SOLE                 13360552        0        0